UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4395

Legg Mason Partners Municipal Funds

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: March 31,

Date of reporting period: December 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MUNICIPAL FUNDS

MASSACHUSETTS MONEY MARKET PORFOLIO

FORM N-Q

DECEMBER 31, 2006

Massachusetts Money Market Portfolio

Schedule of Investments (unaudited)	December 31, 2006
Face Amount	Rating‡	Security	Value

SHORT-TERM INVESTMENTS — 94.0%
Education — 17.4%
$5,085,000	VMIG1(a)	Massachusetts State College Building Authority MERLOT, PART, Series B-11, AMBAC-Insured, SPA-Wachovia Bank, 3.940%, 1/3/07 (b)	$5,085,000
5,480,000	A-1+	Massachusetts State DFA, Revenue, Chestnut Hill School, LOC-Citizens Bank, 3.860%, 1/3/07 (b)	5,480,000
		Massachusetts State DFA Revenue:
185,000	A-1+	Clark University, Series A, AMBAC-Insured, SPA-Bank of America, 3.880%, 1/3/07 (b)	185,000
10,000,000	A-1+	Phillips Academy, SPA-Bank of New York, 3.910%, 1/4/07 (b)	10,000,000
		Massachusetts State HEFA:
1,613,000	A-1+	Amherst College, Series H, 3.580% due 1/11/07 (c)(d)	1,613,000
2,500,000	A-1+	Bentley College, Series K, LOC-Bank of America, 3.960%, 1/3/07 (b)	2,500,000
3,300,000	A-1	Berklee College of Music, Series 385, PART, MBIA-Insured, LIQ-Morgan Stanley, 3.940%, 1/4/07 (b)	3,300,000
		Revenue:
1,300,000	A-1+	Amherst College, Series J-2, 3.910%, 1/2/07 (b)	1,300,000
		TECP, Harvard University, Series EE:
1,500,000	NR	3.530% due 1/10/07	1,500,000
2,000,000	NR	3.530% due 2/13/07	2,000,000
1,500,000	NR	3.550% due 2/15/07	1,500,000
5,700,000	A-1+	Williams College, Series J, 3.850%, 1/4/07 (b)	5,700,000
3,485,000	VMIG1(a)	Simmons College, MERLOT, PART, Series T, AMBAC-Insured, SPA-Wachovia Bank, 3.940%, 1/3/07 (b)	3,485,000
550,000	A-1+	University of Massachusetts, Series A, LOC-Dexia Credit Local, 3.860%, 1/3/07 (b)	550,000
1,000,000	A-1+	Wellesley College, Issue E, 3.920%, 1/3/07 (b)	1,000,000
400,000	A-1+	Williams College, Series E, 3.890%, 1/3/07 (b)	400,000

		Total Education	45,598,000

Finance — 1.3%
		Massachusetts State DFA:
1,500,000	VMIG1(a)	Buckingham Browne and Nichols School, LOC-JPMorgan Chase, 3.930%, 1/4/07 (b)	1,500,000
2,000,000	A-1+	WGBH Educational Foundation, Series A, AMBAC-Insured, SPA-Royal Bank of Canada, 3.900%, 1/3/07 (b)	2,000,000

		Total Finance	3,500,000

General Obligation — 14.5%
3,142,000	SP-1+	Barnstable, MA, GO, BAN, 4.350% due 2/16/07	3,144,202
4,820,000	AA	Boston, MA, GO, Refunding, Series A, 5.000% due 1/1/08	4,888,826
2,345,000	AA	City of Boston, MA, GO, Series A, 4.000% due 1/1/07	2,345,000
1,760,000	A-1+	Commonwealth of Puerto Rico, GO, PA 642, MBIA-Insured, LIQ- Merrill Lynch Capital Services Inc., 3.890%, 1/4/07 (b)	1,760,000
5,000,000	MIG1(a)	Everett, MA, GO, BAN, 4.250% due 2/9/07	5,003,472
2,500,000	A-1+	Massachusetts Bay Transportation Authority, GO, General Transportation System, SPA-Landesbank Baden-Wurttemberg, 4.040%, 1/3/07 (b)	2,500,000
		Massachusetts State GO:
		Central Artery:
3,600,000	A-1+	Series A, SPA-Landesbank Baden-Wuerttenburg, 3.950%, 1/2/07 (b)	3,600,000
1,700,000	A-1+	Series B, SPA-State Street Bank & Trust Co., 3.950%, 1/2/07 (b)	1,700,000
4,300,000	A-1+	Series B, SPA-Landesbank Hessen-Thuringen, 3.900%, 1/4/07 (b)	4,300,000
7,000,000	SP-1+	Norwood, MA, GO, BAN, 4.500% due 6/8/07	7,026,029
1,565,000	SP-1+	Whitman Hanson Regional School District, MA, GO, BAN-State Aid Withholding, 4.500% due 1/12/07	1,565,360

		Total General Obligation	37,832,889

See Notes to Schedule of Investments

1

Massachusetts Money Market Portfolio

Schedule of Investments (unaudited) (continued)	December 31, 2006
Face Amount	Rating‡	Security	Value

Hospitals — 12.2%
$9,680,000	VMIG1(a)	Massachusetts State DFA Revenue, Notre Dame Health Care Center, LOC-KBC Bank NV, 4.030%, 1/4/07 (b)	$9,680,000
		Massachusetts State HEFA:
2,332,500	A-1	Bay State Medical Center, Series 834, FGIC-Insured, PART, LIQ-Morgan Stanley, 3.940%, 1/4/07 (b)	2,332,500
		Partners Healthcare Systems:
1,700,000	A-1+	Series D-6, 3.950%, 1/2/07 (b)	1,700,000
5,400,000	A-1+	Series P-1, FSA-Insured, SPA-Bayerische Landesbank & JPMorgan Chase, 3.880%, 1/3/07 (b)	5,400,000
		Revenue:
950,000	A-1+	Childrens Hospital, Series L-2, AMBAC-Insured, SPA-Bank of America, 3.950%, 1/2/07 (b)	950,000
2,500,000	VMIG1(a)	Great Brook Valley Health, Series A, LOC-TD Banknorth N.A., 3.920%, 1/3/07 (b)	2,500,000
1,465,000	A-1+	Hallmark Health System, Series B, FSA-Insured, SPA-Bank of America, 3.920%, 1/4/07 (b)	1,465,000
6,000,000	VMIG1(a)	Harvard Vanguard Medical Associates, LOC-Bank of America, 3.920%, 1/4/07 (b)	6,000,000
2,000,000	VMIG1(a)	Hillcrest Extended Care A, LOC-KBC Bank NV, 3.920%, 1/3/07 (b)	2,000,000

		Total Hospitals	32,027,500

Housing: Multi-Family — 3.5%
1,000,000	A-1+	Canton, MA, Housing Authority, MFH, Housing Mortgage Revenue, Refunding, Canton Arboretum Apartments, LIQ-FNMA, 3.960%, 1/3/07 (b)(e)	1,000,000
2,600,000	VMIG1(a)	Massachusetts State DFA, MFH, Archstone Readstone, Series A, LOC-PNC Bank, 3.960%, 1/3/07 (b)	2,600,000
1,000,000	VMIG1(a)	Massachusetts State DFA Revenue, Multifamily Housing-Avalon Acton Apartments, FNMA-Insured, 3.930%, 1/4/07 (b)	1,000,000
		Massachusetts State HFA:
2,480,000	A-1+	Housing Revenue, Series G, SPA-HSBC Holdings PLC, 3.880%, 1/3/07 (b)	2,480,000
2,000,000	VMIG1(a)	MFH, Princeton Crossing, FNMA, 4.010%, 1/4/07 (b)(e)	2,000,000

		Total Housing: Multi-Family	9,080,000

Housing: Single Family — 1.9%
		Massachusetts State HFA:
1,800,000	VMIG1(a)	Housing Revenue, FSA Insured, SPA-Dexia Credit Local, 3.960%, 1/3/07 (b)(e)	1,800,000
3,166,000	VMIG1(a)	Single Family, Clipper Tax Exempt Trust, Series 98-8, PART, AMBAC-Insured, SPA-State Street Bank & Trust, 3.940%, 1/4/07 (b)	3,166,000

		Total Housing: Single Family	4,966,000

Industrial Development — 6.1%
		Massachusetts State DFA:
1,595,000	A-1+	Ahead Headgear Inc., LOC-Royal Bank of Scotland, 3.920%, 1/3/07 (b)(e)	1,595,000
600,000	A-1+	Cider Mills Farms Co. Inc., LOC-Bank of America, 3.950%, 1/3/07 (b)(e)	600,000
2,345,000		Epichem Inc. Project, LOC-Wachovia Bank, 4.060%, 1/4/07 (b)(e)	2,345,000
5,000,000	VMIG1(a)	IDR, Multi-Mode-YMCA North Shore Project, LOC-Keybank N.A., 3.940%, 1/4/07 (b)	5,000,000
800,000	A-1+	Refunding, Ocean Spray Cranberries Project, SPA-Wachovia Bank, 3.910%, 1/4/07 (b)	800,000
		Revenue:
4,000,000	A-1+	Boston Childrens Museum, LOC-Citizens Bank N.A., 3.860%, 1/3/07 (b)	4,000,000

See Notes to Schedule of Investments
2

Massachusetts Money Market Portfolio

Schedule of Investments (unaudited) (continued)	December 31, 2006
Face Amount	Rating‡	Security	Value

Industrial Development — 6.1% (continued)
$1,200,000	A-1+	Salem Family Limited Partnership, LOC-Bank of America, 3.920%, 1/3/07 (b)(e)	$1,200,000
400,000	NR	Massachusetts State IFA, Peterson American Corp. Project, LOC-JPMorgan Chase, 4.200%, 1/3/07 (b)(e)	400,000

		Total Industrial Development	15,940,000

Life Care Systems — 6.4%
3,650,000	A-1+	Massachusetts State DFA, Assisted Living, Whalers Cove Project, Series A, LOC-Wachovia Bank, 3.960%, 1/4/07 (b)(e)	3,650,000
8,720,000	A-1	Massachusetts State DFA Revenue, Brooksby Village Inc. Project, LOC-LaSalle Bank, 3.900%, 1/4/07 (b)	8,720,000
4,380,000	VMIG1(a)	Massachusetts State HEFA, CIL Realty of Massachusetts Inc., LOC-Dexia CLF, 3.920%, 1/3/07 (b)	4,380,000

		Total Life Care Systems	16,750,000

Miscellaneous — 5.6%
		Massachusetts State:
2,000,000	NR	3.500% due 2/1/07	2,000,000
1,000,000	NR	3.500% due 2/2/07	1,000,000
		Massachusetts State DFA:
2,460,000	A-1+	Horner Millwork Corp., LOC-Bank of America, 3.950%, 1/3/07 (b)(e)	2,460,000
		Revenue:
3,100,000	A-1+	Community Resources For Justice, LOC-Citizens Bank of MA, 3.920%, 1/4/07 (b)	3,100,000
4,700,000	VMIG1(a)	Marine Biological Laboratory, LOC-JPMorgan Chase, 3.940%, 1/4/07 (b)	4,700,000
600,000	A-1+	Massachusetts State HEFA, Refunding Partners Healthcare System, Series D-5, 3.900%, 1/2/07 (b)	600,000
675,000	VMIG1(a)	Massachusetts State IFA Revenue, Whitehead Institute Biomed Research, SPA-Bank of America, 3.860%, 1/3/07 (b)	675,000

		Total Miscellaneous	14,535,000

Pre-Refunded — 0.4%
1,000,000	VMIG1(a)	Massachusetts State HEFA Revenue, Highway Revenue, Series SGA 113, SPA-Wachovia Bank, Call 7/1/10 @ 101, 3.940%, 1/3/07 (b)(f)	1,000,000

Solid Waste — 3.2%
		Massachusetts State DFA, Solid Waste Disposal Revenue, Newark Group Project:
1,125,000	A-1+	Series A, LOC-JPMorgan Chase, 3.920%, 1/3/07 (b)(e)	1,125,000
7,300,000	A-1+	Series C, LOC-JPMorgan Chase, 3.920%, 1/3/07 (b)(e)	7,300,000

		Total Solid Waste	8,425,000

Transportation — 8.5%
9,300,000	A-1+	Massachusetts Bay Transportation Authority, General Transportation Systems, LOC-Westdeutsche Landesbank, 3.880%, 1/3/07 (b)	9,300,000
		Massachusetts Port Authority, TECP:
1,500,000	NR	3.510% due 1/2/07	1,500,000
1,500,000	NR	3.550% due 2/6/07	1,500,000
		Series 2003, LOC-Westdeutsche Landesbank:
2,250,000	NR	3.450% due 1/8/07	2,250,000
2,750,000	NR	3.480% due 3/2/07	2,750,000
4,910,000	VMIG1(a)	Massachusetts State Turnpike Authority, PART, Series 334, MBIA-Insured, LIQ-Morgan Stanley, 3.940%, 1/4/07 (b)	4,910,000

		Total Transportation	22,210,000

See Notes to Schedule of Investments.
3

Massachusetts Money Market Portfolio

Schedule of Investments (unaudited) (continued)	December 31, 2006
Face Amount	Rating‡	Security	Value

Utilities — 5.0%
		Massachusetts Municipal Wholesale Electric Co. Power Supply System Revenue, Series A, MBIA-Insured:
$5,000,000	AAA	Nuclear Project 4, 5.000% due 7/1/07	$5,030,451
1,000,000	AAA	Project 6, 5.000% due 7/1/07	1,005,899
7,000,000	VMIG1(a)	Massachusetts State DFA, ISO New England Inc., LOC-Key Bank, 3.940%, 1/4/07 (b)	7,000,000

		Total Utilities	13,036,350

Water and Sewer — 8.0%
9,000,000	A-1+	Boston, MA, Water and Sewer Community Revenue, General Senior Series A, LOC-State Street Bank & Trust Co., 3.840%, 1/4/07 (b)	9,000,000
		Massachusetts State Water Resources Authority:
		Multi-Modal, General Subordinated:
5,325,000	A-1+	Series B, FGIC-Insured, SPA-Bayerische Landesbank, 3.880%, 1/3/07 (b)	5,325,000
5,200,000	A-1+	Series D, FGIC-Insured, LIQ-Dexia Credit Local, 3.880%, 1/3/07 (b)	5,200,000
1,500,000	NR	TECP, Series 94, LOC-Bayerische Landesbank, 3.550% due 3/6/07	1,500,000

		Total Water and Sewer	21,025,000

		TOTAL INVESTMENTS — 94.0% (Cost — $245,925,739#)	245,925,739

		Other Assets in Excess of Liabilities — 6.0%	15,732,932

		TOTAL NET ASSETS — 100.0%	$261,658,671

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Rating by Moody’s Investors Service.
(b)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
(c)	Maturity date shown represents the mandatory tender date.
(d)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2006.
(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(f)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AMBAC - Ambac Assurance Corporation

BAN - Bond Anticipation Notes

CIL - Corporation for Independent Living

DFA - Development Finance Agency

FGIC - Financial Guaranty Insurance Company

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance

GO - General Obligation

HEFA - Health & Educational Facilities Authority

HFA - Housing Finance Authority

IDR - Industrial Development Revenue

IFA - Industrial Finance Agency

ISO - Independent System Operator

LIQ - Liquidity Facility

LOC - Letter of Credit

MBIA - Municipal Bond Investors Assurance Corporation

MERLOT - Municipal Exempt Receipts Liquidity Optional Tender

MFH - Multi-Family Housing

PART - Partnership Structure

SPA - Standby Bond Purchase Agreement

TECP - Tax Exempt Commercial Paper

See Notes to Schedule of Investments.
4

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—The “AA” rating may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the rating category.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s Investors Service (“Moody’s”) or Fitch Ratings Service (“Fitch”).

Short-Term Security Ratings (unaudited)
SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Massachusetts Money Market Portfolio (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Municipal Funds (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified under Rule 2a-7 of the 1940 Act.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within Massachusetts, it is subject to possible concentration risks associated with the economic, political, or legal developments or industrial or regional matters specifically affecting Massachusetts.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Municipal Funds
By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: February 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: February 28, 2007

By	/s/ Robert J. Brault
Robert J. Brault
Chief Financial Officer

Date: February 28, 2007